Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table, and accompanying graphs and narrative information, contains required disclosures regarding the relationship between the Corporation’s financial performance (using a mix of required (Total Shareholder Return (“TSR”) and Net Income (Loss)) and company-selected (Adjusted FCF per Share) measures) and actual compensation paid to our principal executive officer, Mr. DeIuliis, and the average actual compensation paid to our other named executive officers for 2022, 2021 and 2020. The Compensation Committee did not consider these disclosures when making the executive compensation decisions contained in this Proxy Statement, except as otherwise noted regarding Adjusted FCF per Share.

Pay Versus Performance Table — 2022, 2021 and 2020

Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(1)(2) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(1)(2) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (h) (In thousands)	Adjusted Free Cash Flow per Share(4) (i)
					Total Shareholder Return (f)	Peer Group Total Shareholder Return(3) (g)
2022	$6,548,158	$10,195,331	$2,351,374	$3,426,481	$115.2	$91.5	$(142,077)	$4.14
2021	$8,572,755	$10,140,026	$2,643,657	$3,423,186	$94	$61.3	$(498,643)	$2.48
2020	$11,027,059	$9,362,679	$1,529,687	$1,658,655	$73.8	$27.4	$(428,744)	$1.96
(1)

Nicholas J. DeIuliis served as our principal executive officer (“PEO”) for the full year for each of 2022, 2021 and 2020. For 2022, our non-PEO named executive officers (“NEOs”) included Alan Shepard, Olayemi Akinkugbe, Alexander J. Reyes, Ravi Srivastava, Donald W. Rush and Chad A. Griffith. For 2021, our non-PEO NEOs included Olayemi Akinkugbe, Alexander J. Reyes, Donald W. Rush and Chad A. Griffith. For 2020, our non-PEO NEOs included Olayemi Akinkugbe, Alexander J. Reyes, Donald W. Rush, Chad A. Griffith and Stephanie L. Gill.

(2)

For each of 2022, 2021 and 2020, the value included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflects the following adjustments to the values included in columns (b) and (d) respectively:

Nicholas J. DeIuliis	2022	2021	2020
Summary Compensation Table Total for PEO (column (b))	$6,548,158	$8,572,755	$11,027,059
-aggregate change in actuarial present value of pension benefits	—	$844,449	$3,383,526
+service cost of pension benefits	—	—	—
+prior service cost of pension benefits	—	—	—
-SCT “Stock Awards” column value	$3,500,022	$4,500,012	$4,050,004
-SCT “Option Awards” column value	—	—	$450,002
+aggregate total of year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$4,327,461	$5,595,578	$6,238,718
+ aggregate total of year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$3,303,590	$1,310,746	$596,897
+aggregate total of vesting date fair value of equity awards granted and vested in the covered year	—	—	—
+/- aggregate total of year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$466,723	$751,936	$(417,338)
-aggregate total fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$950,579	$746,528	$$199,125
+dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year	—	—	—
+excess fair value for equity award modifications	—	—	—
Compensation Actually Paid to PEO (column (c))	$10,195,331	$10,140,026	$$9,362,679

Average for Non-PEO NEOs	2022	2021	2020
Average Summary Compensation Table Total for Non-PEO NEOs (column (d))	$2,351,374	$2,643,657	$1,529,687
-aggregate change in actuarial present value of pension benefits	—	$4	$3,065
+service cost of pension benefits	—	—	—
+prior service cost of pension benefits	—	—	—
-SCT “Stock Awards” column value	$1,658,349	$1,768,015	$710,398
-SCT “Option Awards” column value	—	—	$59,752
+aggregate total of year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$2,050,398	$2,198,688	$862,273
+aggregate total of year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$628,198	$291,378	$56,690
+aggregate total of vesting date fair value of equity awards granted and vested in the covered year	—	—	—
+/- aggregate total of year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$67,061	$71,827	$(15,288)
-aggregate total fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$12,201	$14,345	$1,492
+dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year	—	—	—
+excess fair value for equity award modifications	—	—	—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$3,426,481	$3,423,186	$1,658,655

(3)

For each year, TSR for the Corporation and the peer group was calculated in accordance with Item 201(e) and Item 402(v) of Regulations S-K. For purposes of this pay versus performance disclosure, our peer group is the same peer group used for purposes of the performance graph included in the Corporation’s Annual Reports on 10-K for each of the fiscal years ended December 31, 2022, 2021 and 2020 and consists of the following entities: 2022 and 2021 -- Antero Resources Corporation, Chesapeake Energy Corporation, EQT Corporation, Gulfport Energy Corporation, Range Resources Corporation and Southwestern Energy Co.; and 2020 — Antero Resources Corporation, Cabot Oil & Gas Corporation (now known as Coterra Energy Inc. following its merger with Cimarex Energy Co.), EQT Corporation, Gulfport Energy Corporation, Range Resources Corporation and Southwestern Energy Co. (in each case, the “Peer Group”). Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4)

Adjusted FCF per Share is calculated as set forth in Appendix A of this Proxy Statement, and is identical to the calculation used in determining the Corporation’s Adjusted FCF per Share Performance Measure under the STIC Plan.

Named Executive Officers, Footnote [Text Block]
(1)

Nicholas J. DeIuliis served as our principal executive officer (“PEO”) for the full year for each of 2022, 2021 and 2020. For 2022, our non-PEO named executive officers (“NEOs”) included Alan Shepard, Olayemi Akinkugbe, Alexander J. Reyes, Ravi Srivastava, Donald W. Rush and Chad A. Griffith. For 2021, our non-PEO NEOs included Olayemi Akinkugbe, Alexander J. Reyes, Donald W. Rush and Chad A. Griffith. For 2020, our non-PEO NEOs included Olayemi Akinkugbe, Alexander J. Reyes, Donald W. Rush, Chad A. Griffith and Stephanie L. Gill.

PEO Total Compensation Amount		$ 6,548,158	$ 8,572,755	$ 11,027,059
PEO Actually Paid Compensation Amount	[1]	$ 10,195,331	10,140,026	9,362,679
Adjustment To PEO Compensation, Footnote [Text Block]

(2)

For each of 2022, 2021 and 2020, the value included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflects the following adjustments to the values included in columns (b) and (d) respectively:

Nicholas J. DeIuliis	2022	2021	2020
Summary Compensation Table Total for PEO (column (b))	$6,548,158	$8,572,755	$11,027,059
-aggregate change in actuarial present value of pension benefits	—	$844,449	$3,383,526
+service cost of pension benefits	—	—	—
+prior service cost of pension benefits	—	—	—
-SCT “Stock Awards” column value	$3,500,022	$4,500,012	$4,050,004
-SCT “Option Awards” column value	—	—	$450,002
+aggregate total of year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$4,327,461	$5,595,578	$6,238,718
+ aggregate total of year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$3,303,590	$1,310,746	$596,897
+aggregate total of vesting date fair value of equity awards granted and vested in the covered year	—	—	—
+/- aggregate total of year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$466,723	$751,936	$(417,338)
-aggregate total fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$950,579	$746,528	$$199,125
+dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year	—	—	—
+excess fair value for equity award modifications	—	—	—
Compensation Actually Paid to PEO (column (c))	$10,195,331	$10,140,026	$$9,362,679

Non-PEO NEO Average Total Compensation Amount		$ 2,351,374	2,643,657	1,529,687
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 3,426,481	3,423,186	1,658,655
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(2)

For each of 2022, 2021 and 2020, the value included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflects the following adjustments to the values included in columns (b) and (d) respectively:

Average for Non-PEO NEOs	2022	2021	2020
Average Summary Compensation Table Total for Non-PEO NEOs (column (d))	$2,351,374	$2,643,657	$1,529,687
-aggregate change in actuarial present value of pension benefits	—	$4	$3,065
+service cost of pension benefits	—	—	—
+prior service cost of pension benefits	—	—	—
-SCT “Stock Awards” column value	$1,658,349	$1,768,015	$710,398
-SCT “Option Awards” column value	—	—	$59,752
+aggregate total of year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$2,050,398	$2,198,688	$862,273
+aggregate total of year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$628,198	$291,378	$56,690
+aggregate total of vesting date fair value of equity awards granted and vested in the covered year	—	—	—
+/- aggregate total of year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$67,061	$71,827	$(15,288)
-aggregate total fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$12,201	$14,345	$1,492
+dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year	—	—	—
+excess fair value for equity award modifications	—	—	—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$3,426,481	$3,423,186	$1,658,655

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following narrative and graphical comparisons provide descriptions of the relationships between certain figures included in the Pay Versus Performance table for each of 2022, 2021, and 2020, including: (a) a comparison between our cumulative total shareholder return and the total shareholder return of the Peer Group; and (b) comparisons between (i) PEO CAP and average non-PEO CAP and (ii) each of the performance measures set forth in columns (f), (h) and (i) of the Pay Versus Performance table:

CAP vs. TSR. The graph above compares CNX’s TSR and the TSR of the Peer Group with PEO CAP and average non-PEO CAP for each of 2020, 2021 and 2022.

Compensation Actually Paid vs. Net Income [Text Block]

CAP vs. Net Income (Loss). SEC rules require the comparison of CAP to net income. For each of the years 2020, 2021 and 2022, CNX reported a net loss, which we attribute in large part to the recognition of unrealized gains and losses associated with changes in the fair value of commodity derivative instruments, or commodity price hedges. The required recognition of unrealized gains or losses on these hedging instruments can significantly impact our financial results such that reported net income is not in our opinion necessarily reflective of CNX’s financial performance in any given period. Thus, we do not use net income as a performance indicator nor does the Compensation Committee use it in making executive compensation decisions or calculating incentive awards for our named executive officers.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

CAP vs. Adjusted FCF Per Share. CNX chose Adjusted FCF per Share, a non-GAAP measure, as the company-selected measure as required under the SEC Pay-Versus-Performance disclosure rules. CNX believes that Adjusted FCF per Share is a fundamental gauge of the Corporation’s financial performance and its goal of creating long-term value for its shareholders. CNX believes the metric is an indicator, on a per share basis, of the ability to efficiently operate its existing assets and capital investment program; which ultimately results in the generation of cash that, after certain adjustments, may be available for shareholder returns or debt reduction. Thus, the Compensation Committee uses Adjusted FCF per Share in making executive compensation decisions, including specifically the STIC awards.

Tabular List [Table Text Block]

List of Performance Measurements for Compensation Actually Paid

The following table lists the performance measures that we believe represent the most important performance measures we used to link PEO CAP and average non-PEO NEO CAP for fiscal year 2022 to our performance:

Adjusted Free Cash Flow Per Share
Free Cash Flow
Relative Total Shareholder Return
Absolute Stock Price
Methane Intensity Reduction
OSHA Safety Incident Average Annual Severity Rate

This Pay Versus Performance section should not be deemed filed or incorporated by reference into any other filing of CNX under the Securities Act or the Exchange Act, except to the extent that CNX specifically incorporates this Pay Versus Performance section by reference therein.

Total Shareholder Return Amount		$ 115.2	94	73.8
Peer Group Total Shareholder Return Amount		91.5	61.3	27.4
Net Income (Loss)		$ (142,077,000)	$ (498,643,000)	$ (428,744,000)
Company Selected Measure Amount		0.00414	0.00248	0.00196
PEO Name		Nicholas J. DeIuliis	Nicholas J. DeIuliis	Nicholas J. DeIuliis
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Free Cash Flow Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Relative Total Shareholder Return
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Absolute Stock Price
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Methane Intensity Reduction
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		OSHA Safety Incident Average Annual Severity Rate
PEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 844,449	$ 3,383,526
PEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 3,500,022	4,500,012	4,050,004
PEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,327,461	5,595,578	6,238,718
PEO [Member] | Adjustment Type 7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,303,590	1,310,746	596,897
PEO [Member] | Adjustment Type 9 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		466,723	751,936	(417,338)
PEO [Member] | Adjustment Type 10 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		950,579	746,528	199,125
Non-PEO NEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4	3,065
Non-PEO NEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,658,349	1,768,015	710,398
Non-PEO NEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,050,398	2,198,688	862,273
Non-PEO NEO [Member] | Adjustment Type 7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		628,198	291,378	56,690
Non-PEO NEO [Member] | Adjustment Type 9 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		67,061	71,827	(15,288)
Non-PEO NEO [Member] | Adjustment Type 10 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 12,201	$ 14,345	1,492
Non-PEO NEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 59,752

[1]	For each of 2022, 2021 and 2020, the value included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflects the following adjustments to the values included in columns (b) and (d) respectively: